Client Name:
Client Project Name:	GSMBS 2024-PJ9
Start - End Dates:	7/6/2021 - 11/22/2021
Deal Loan Count:	15

Loan Level Tape Compare Upload

Loans in Report	15

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
6EF50710-ED17-4377-9A4E-54F4D6406F66	XXXXXX	Combined LTV	73.26	79.85
6EF50710-ED17-4377-9A4E-54F4D6406F66	XXXXXX	Debt to Income Ratio (Back)	25.1500	32.3807
6EF50710-ED17-4377-9A4E-54F4D6406F66	XXXXXX	Original Balance	XXXXXX	XXXXXX
6EF50710-ED17-4377-9A4E-54F4D6406F66	XXXXXX	Original LTV	XXXXXX	XXXXXX
6EF50710-ED17-4377-9A4E-54F4D6406F66	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
ABB62564-D1A5-44C9-8938-4D9728F3A396	XXXXXX	Debt to Income Ratio (Back)	23.7200	34.4897
684F76B6-6669-4B59-9999-F54AF831D077	XXXXXX	Representative Credit Score for Grading	730	753
684F76B6-6669-4B59-9999-F54AF831D077	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
FB1B50DD-203D-42EC-A071-DC0D9B3F9EC9	XXXXXX	Debt to Income Ratio (Back)	40.0100	34.5821
282872A1-7026-49FC-9005-3E41CBB0C896	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
CE262FA6-390E-4CCF-B893-4AFAC0EF32E6	XXXXXX	Debt to Income Ratio (Back)	23.0400	39.8631
CE262FA6-390E-4CCF-B893-4AFAC0EF32E6	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
5977BF65-8ECF-445D-8203-E0B422116183	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
36B605D6-647B-4341-B13C-4BD510E76C2B	XXXXXX	Representative Credit Score for Grading	762	792
36B605D6-647B-4341-B13C-4BD510E76C2B	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
2AEA1C52-F0A7-42F4-A401-FA785D2BDE3F	XXXXXX	Debt to Income Ratio (Back)	19.6200	37.2212
37CF0D9E-EE4D-4DA5-9939-A18D06982A78	XXXXXX	Debt to Income Ratio (Back)	31.4300	42.2204

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